Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Abstract
Deferred Tax Assets	$ 20,811	$ 11,167
Valuation Allowance	(20,733)	(11,105)
Total Deferred Tax Assets	78	62
Total Deferred Tax Liabilities	(78)	(62)
Net Deferred Tax Assets (Liabilities)